As filed with the Securities and Exchange Commission on August 13, 2008
Securities Act File No. 333-148474

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2

ING VP INTERMEDIATE BOND PORTFOLIO

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr., Esq.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)
under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of ING Lord Abbett U.S. Government Securities Portfolio, a series of ING Partners, Inc., with and into ING VP Intermediate Bond Portfolio, a series of ING VP Intermediate Bond Portfolio, as required by Item 16(12) of Form N-14.  Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information which were filed on EDGAR on February 19, 2008 (File No. 333-148474).

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 5.3 of ING VP Intermediate Bond Portfolio’s Amended and Restated Declaration of Trust, as amended, provides the following:

5.3 Indemnification.  The Trust shall indemnify its Trustees and officers, and any person who serves at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a)                                  Every person who is or has been a Trustee or officer of the Trust and persons who serve at the Trust’s request as director or officer of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Trust and against amounts paid or incurred in the settlement thereof.

(b)                                 The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)                                  No indemnification shall be provided hereunder to a Trustee, officer, employee or agent against any liability to the Trust, a Series thereof, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

(d)                                 The right of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)                                  In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this Article, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made (1) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Trust, or (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)                                    The Trust further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against a Trustee or officer of the Trust will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for this undertaking, (ii) the Trust is insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe the indemnitee ultimately will be entitled to indemnification.

(g)                                 No amendment of this Declaration or repeal of any of its provisions shall limit or eliminate the rights of indemnification provided hereunder with respect to acts or omission occurring prior to such amendment or repeal.

Section 7 of the Administration Agreement provides that:

Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, trustees, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Administrator’s duties, or by reason of reckless disregard of the Administrator’s obligations and duties under this Agreement.  The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Fund in that fiscal year of the Fund.  The Administrator shall look solely to Fund property for satisfaction of claims of any nature against the Fund or a trustee, officer, employee or agent of the Fund individually arising in connection with the affairs of the Fund.

In addition, ING VP Intermediate Bond Portfolio’s officers and Trustees are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers and controlling persons of ING VP Intermediate Bond Portfolio pursuant to the foregoing provisions or otherwise, ING VP Intermediate Bond Portfolio has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING VP Intermediate Bond Portfolio of expenses incurred or paid by a Trustee, officer or controlling person of ING VP Intermediate Bond Portfolio in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, ING VP Intermediate Bond Portfolio will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)          (a)         Amended and Restated Declaration of Trust dated May 1, 2002 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

                        (b)        Certificate of Amendment of Declaration of Trust dated June 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

                        (c)         Certificate Evidencing Establishment and Declaration of Classes of Shares dated June 20, 2003—Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

                        (d)        Certificate of Amendment of Declaration of Trust effective August 6, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

                        (e)         Re-Designation of Classes of Shares of Beneficial Interest effective April 30, 2004 (redesignation of Class R shares Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

                        (f)           Establishment and Designation of Classes of Shares of Beneficial Interest $1.00 Par Value effective April 29, 2005 (Issuance of Adviser Class Shares). – Filed as an exhibit to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(2)         Second Amended and Restated Bylaws – Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(3)         Not applicable.

(4)         Agreement and Plan of Reorganization between ING Partners, Inc., on behalf of its ING Lord Abbett U.S. Government Securities Portfolio series, and ING VP Intermediate Bond Portfolio, on behalf of its ING VP Intermediate Bond Portfolio series — Previously filed as an exhibit to the Registration Statement on Form N-14 of ING VP Intermediate Bond Portfolio on January 4, 2008 and incorporated herein by reference (File No. 333-148474).

(5)          Instruments Defining Rights of Holders – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A Registration Statement on June 7, 1996 and incorporated herein by reference.

(6)          (a)         Investment Management Agreement between the ING Investments, LLC and ING VP Intermediate Bond Portfolio (formerly known as Aetna Income Shares) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)                                    Amended Schedule A, dated December 2005 to the Investment Management Agreement between the ING Investments, LLC and ING VP Intermediate Bond Portfolio (formerly known as Aetna Income Shares) – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(ii)                                 Amendment to the Investment Management Agreement, dated March 1, 2002 between ING Investments, LLC and ING VP Intermediate Bond Portfolio, effective January 1, 2007 – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

                        (b)         Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)                                    First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective as of July 29, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)                                 Amended Schedule A, dated December 2005 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(iii)                              Second Amendment, effective January 1, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(iv)                             Third Amendment, effective October 1, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co.— Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(7)          (a)         Distribution Agreement between ING VP Intermediate Bond Portfolio (formerly known as Aetna Income Shares) and ING Pilgrim Securities, Inc. dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)                                    Amended Schedule of Approvals, dated December 2005 to the Distribution Agreement between ING VP Intermediate Bond Portfolio (formerly known as ING VP Bond Portfolio) and ING Funds Distributor, LLC — Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on February 8, 2008 and incorporated herein by reference.

(ii)                                 Substitution Agreement to Distribution Agreement between ING VP Intermediate Bond Portfolio (formerly known as ING VP Bond Portfolio) and ING Funds Distributor, LLC dated October 8, 2002 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(8)                                 Directors’ Deferred Compensation Plan dated September 24, 1997 – Filed as an Exhibit to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A Registration Statement on April 27, 1998 and incorporated herein by reference.

(9)          (a)         Custody Agreement with The Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amended Exhibit A, effective April 28, 2008, to the Custody Agreement with The Bank of New York Mellon Corporation – Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

                        (b)        Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amended Exhibit A, effective April 28, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation – Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(ii)                                 Amended Schedule 2 to the Foreign Custody Manager Agreement with the Bank of New York dated as of March 13, 2008 – Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

                        (c)         Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amended Exhibit A, effective April 28, 2008 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation – Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(10)    (a)         Restated Distribution Plan for Class S shares effective March 24, 2004 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amended Schedule1 to the Restated Distribution Plan for Class S shares – Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

                        (b)        Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 – Filed as an exhibit to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

                        (c)         Amended and restated Multi-Class Plan pursuant to Rule 18f-3 for ING VP Intermediate Bond Portfolio effective May 2, 2005 — Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(11)                            Opinion and Consent of Counsel - Previously filed as an exhibit to the Registration Statement on Form N-14 of ING VP Intermediate Bond Portfolio on January 4, 2008 and incorporated herein by reference (File No. 333-148474).

(12)                            Opinion and Consent of Counsel Supporting Tax Matters and Consequences – Filed herewith.

(13)    (a)         Administration Agreement between ING Funds Services, LLC and ING VP Intermediate Bond Portfolio (formerly known as Aetna Income Shares) dated April 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)                                    Amended Schedule A, effective December 17, 2007, to Administration Agreement between ING Funds Services, LLC and ING VP Intermediate Bond Portfolio (formerly known as Aetna Income Shares) – Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

                        (b)        License Agreement between Aetna Life Insurance Company and Aetna Income Shares, Inc. dated March 2, 1973 – Filed as an Exhibit to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A Registration Statement on April 11, 1997 and incorporated herein by reference.

                        (c)         Fund Accounting Agreement with The Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amended Exhibit A, effective April 28, 2008 to the Fund Accounting Agreement with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

                        (d)        Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amended Schedule A to the Allocation Agreement (Investment Company Blanket Bond) dated April 2007 – Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

                        (e)         Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 - Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)                                    Amended Schedule A Allocation Agreement (Directors and Officers Liability) dated April 2007 – Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

                        (f)           Agency Agreement with DST Systems, Inc. dated July 7, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amended Schedule A, effective March 4, 2008, to the Agency Agreement with DST Systems, Inc. – Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

                        (g)        Participation Agreement between ING VP Bond Portfolio, ReliaStar Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2002 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amendment to Participation Agreement between ING VP Bond Portfolio, ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed September 22, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

                        (h)        Participation Agreement between ING VP Bond Portfolio, ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. dated May 1, 2002 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

                        (i)            Participation Agreement between ING VP Bond Portfolio, Security Life of Denver Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

                        (j)            Participation Agreement between ING VP Bond Portfolio, Southland Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

                        (k)         Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)                                 Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 26, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

                        (l)            Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed November 9, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)                                 Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 1, 1999 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iii)                              Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed December 31, 1999 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iv)                             Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 11, 2000 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(v)                                Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(vi)                             Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 27, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(vii)                          Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 19, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

                        (m)      Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(14)                           Consent of independent auditors - Previously filed as an exhibit to the Registration Statement on Form N-14 of ING VP Intermediate Bond Portfolio on January 4, 2008 and incorporated herein by reference (File No. 333-148474).

(15)                           Not applicable.

(16)                           Powers of Attorney - Previously filed as an exhibit to the Registration Statement on Form N-14 of ING VP Intermediate Bond Portfolio on January 4, 2008 and incorporated here by reference (File No. 333-148474).

(17)                           Not applicable.

ITEM 17. UNDERTAKINGS

(1)                                 The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                 The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485 (b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 13th day of August, 2008.

ING VP INTERMEDIATE BOND PORTFOLIO

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	Interested Trustee, President and Chief	August 13, 2008
Shaun P. Mathews*	Executive Officer

	Senior Vice President and	August 13, 2008
Todd Modic*	Chief/Principal Financial Officer

	Trustee	August 13, 2008
Albert E. DePrince, Jr.*

	Trustee	August 13, 2008
Russell Jones*

	Trustee	August 13, 2008
Sidney Koch*

	Interested Trustee	August 13, 2008
Fredric A.Nelson III*

	Trustee	August 13, 2008
Corine T. Norgaard*

	Trustee	August 13, 2008
Joseph E. Obermeyer*

* By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**

Powers of attorney for Shaun P. Mathews, Todd Modic and each Trustee – Previously filed as an exhibit to the Registration Statement on Form N-14 of ING VP Intermediate Bond Portfolio on January 4, 2008 and incorporated herein by reference (File No. 333-148474).

Exhibit Index

Exhibit Number	Name of Exhibits
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences